Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

7. Goodwill:

The Company has a goodwill balance of $3,301,439 for year ended December 31, 2022 and 2021 from the acquisition of Kidoz Ltd.

The Company’s annual goodwill impairment analysis performed during the fourth quarter of fiscal 2022 and 2021 included a quantitative analysis of the Kidoz Ltd. reporting unit (consisting of intangible assets (Note 6), deferred taxation (Note 13) and goodwill). The reporting unit has a carrying amount of $4,448,896 (2021 - $4,785,857) as at December 31, 2022. The Company performed a discounted cash flow analysis for the reporting unit. These discounted cash flow models included management assumptions for expected sales growth, margin expansion, operational leverage, capital expenditures, and overall operational forecasts. The Company classified these significant inputs and assumptions as Level 3 fair value measurements. Based on the annual impairment test described above there was no additional impairment determined for fiscal 2022 or fiscal 2021.